Fair Value (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				3 Months Ended		12 Months Ended
	Feb. 15, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 09, 2024
Restructuring Cost and Reserve [Line Items]
Cash and Cash Equivalents, at Carrying Value				$ 4,003		$ 4,003	$ 15,961	$ 9,284	$ 13,871
Financial Instruments, Owned, at Fair Value								7,887
Financial Instruments, Owned, Other, at Fair Value								$ 102,309
Share Price								$ 2.38		$ 5.00
Derivative, Gain (Loss) on Derivative, Net						313	499	$ 1,010
Unearned revenue								523	1,154
Common stock withheld for taxes value						$ (479)	$ (1,423)	$ (1,423)	$ (4,468)
Common Stock [Member]
Restructuring Cost and Reserve [Line Items]
Stock Issued During Period, Shares, Acquisitions							274,692	38,582	330,863
Common stock withheld for taxes shares						(282,171)	(202,382)	(202,382)	(373,394)
Common stock withheld for taxes value						$ (3)	$ (2)	$ (2)	$ (4)
Subsequent Event [Member]
Restructuring Cost and Reserve [Line Items]
Share Price										$ 5.00
Put Option [Member]
Restructuring Cost and Reserve [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price								$ 8.10
Share Price								$ 5.72
Put Option [Member] | Fexy Studios Acquistion [Member]
Restructuring Cost and Reserve [Line Items]
Stock Issued During Period, Shares, Acquisitions								274,692
Flexy Studios [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Share Price				$ 8.10		$ 8.10		$ 8.10
Fexy Studios [Member]
Restructuring Cost and Reserve [Line Items]
Business Combination, Consideration Transferred	$ 2,478
Business combination consideration transferred installment due	$ 620			$ 620	$ 620
Share-Based Compensation Arrangement by Share-Based Payment Award, Description	(i) $2,225 pursuant to the Fexy Put Option where the Company gave the recipients of the contingent consideration a right to put their 274,692 shares of the Company’s common stock; (ii) $200 deferred payment due under the purchase agreement; and (iii) $53 in other costs and reimbursable transition expenses payable.
Accounts Payable				$ 1,238		$ 1,238
Fexy Studios [Member] | Common Stock [Member]
Restructuring Cost and Reserve [Line Items]
Common stock withheld for taxes shares						274,692
Common stock withheld for taxes value						$ 379
Fexy Studios [Member] | Subsequent Event [Member]
Restructuring Cost and Reserve [Line Items]
Business Combination, Consideration Transferred	$ 2,478
Business combination consideration transferred installment due	$ 620	$ 620	$ 620
Share-Based Compensation Arrangement by Share-Based Payment Award, Description	(i) $2,225 pursuant to the put option where the Company gave the recipients of the contingent consideration a right to put their 274,692 shares of the Company’s common stock; (ii) $200 deferred payment due under the purchase agreement; and (iii) $53 in other costs and reimbursable transition expenses payable.